Accumulated Other Comprehensive Loss (Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Loss [Abstract]
Unrealized gains (losses) on available for sale securities	$ (866)	$ 96	$ 296
Unrecognized expense for defined benefit pension	(2,343)	(2,299)	(2,493)
Accumulated other comprehensive loss	$ (3,209)	$ (2,203)	$ (2,197)